Quarterly Report
March 31, 2021
MFS®  New Discovery
Value Portfolio
MFS® Variable Insurance Trust III
VDV-Q1

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.9%
Aerospace – 3.8%
CACI International, Inc., “A” (a)	2,194	$541,172
KBR, Inc.	21,479	824,579
PAE, Inc. (a)	61,366	553,521
		$1,919,272
Apparel Manufacturers – 2.6%
PVH Corp. (a)	5,159	$545,306
Skechers USA, Inc., “A” (a)	18,126	756,036
		$1,301,342
Automotive – 3.3%
LKQ Corp. (a)	14,600	$618,018
Methode Electronics, Inc.	12,376	519,545
Stoneridge, Inc. (a)	7,311	232,563
Visteon Corp. (a)	2,254	274,875
		$1,645,001
Business Services – 1.7%
Paya, Inc. (a)	23,976	$262,777
Stamps.com, Inc. (a)	2,042	407,399
WNS (Holdings) Ltd., ADR (a)	2,606	188,779
		$858,955
Chemicals – 1.3%
Element Solutions, Inc.	35,373	$646,972
Computer Software – 1.1%
8x8, Inc. (a)	10,219	$331,504
ACI Worldwide, Inc. (a)	5,675	215,934
		$547,438
Computer Software - Systems – 1.0%
Verint Systems, Inc. (a)	10,587	$481,603
Construction – 2.2%
Armstrong World Industries, Inc.	2,207	$198,829
GMS, Inc. (a)	11,051	461,379
Toll Brothers, Inc.	8,030	455,542
		$1,115,750
Consumer Products – 2.7%
Energizer Holdings, Inc.	9,109	$432,313
Newell Brands, Inc.	14,354	384,400
Prestige Brands Holdings, Inc. (a)	12,793	563,916
		$1,380,629
Consumer Services – 2.5%
BrightView Holdings, Inc. (a)	15,136	$255,344
Grand Canyon Education, Inc. (a)	6,364	681,585
Regis Corp. (a)	24,136	303,148
		$1,240,077
Containers – 5.7%
Berry Global, Inc. (a)	12,730	$781,622
Graphic Packaging Holding Co.	41,262	749,318
Owens Corning	5,313	489,274

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – continued
Pactiv Evergreen, Inc.	33,623	$461,980
Silgan Holdings, Inc.	9,341	392,602
		$2,874,796
Electrical Equipment – 2.5%
nVent Electric PLC	7,074	$197,436
TriMas Corp. (a)	15,701	476,054
WESCO International, Inc. (a)	7,030	608,306
		$1,281,796
Electronics – 1.7%
nLIGHT, Inc. (a)	5,542	$179,561
Plexus Corp. (a)	7,121	653,992
		$833,553
Energy - Independent – 2.1%
Devon Energy Corp.	10,907	$238,318
Magnolia Oil & Gas Corp., “A” (a)	44,734	513,546
Viper Energy Partners LP	20,568	299,470
		$1,051,334
Engineering - Construction – 2.0%
APi Group, Inc. (a)	25,988	$537,432
Quanta Services, Inc.	5,163	454,241
		$991,673
Entertainment – 1.1%
IMAX Corp. (a)	13,278	$266,888
Six Flags Entertainment Corp. (a)	6,280	291,831
		$558,719
Food & Beverages – 2.5%
Hostess Brands, Inc. (a)	29,824	$427,676
Nomad Foods Ltd. (a)	14,380	394,875
Sanderson Farms, Inc.	2,668	415,621
		$1,238,172
Gaming & Lodging – 0.7%
Wyndham Hotels & Resorts, Inc.	4,919	$343,248
Insurance – 4.0%
CNO Financial Group, Inc.	23,660	$574,701
Everest Re Group Ltd.	1,608	398,478
Hanover Insurance Group, Inc.	3,388	438,611
Selective Insurance Group, Inc.	5,329	386,566
SiriusPoint Ltd. (a)	23,629	240,307
		$2,038,663
Leisure & Toys – 1.4%
Brunswick Corp.	3,944	$376,139
Funko, Inc., “A” (a)	17,407	342,570
		$718,709
Machinery & Tools – 1.8%
Enerpac Tool Group Corp.	9,751	$254,696
ITT, Inc.	2,809	255,366
Regal Beloit Corp.	2,710	386,663
		$896,725

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 1.0%
TCF Financial Corp.	11,006	$511,339
Medical & Health Technology & Services – 2.9%
PRA Health Sciences, Inc. (a)	4,505	$690,752
Premier, Inc., “A”	15,439	522,610
Syneos Health, Inc. (a)	3,227	244,768
		$1,458,130
Metals & Mining – 1.0%
Arconic Corp. (a)	12,906	$327,683
Kaiser Aluminum Corp.	1,620	179,010
		$506,693
Natural Gas - Distribution – 2.3%
New Jersey Resources Corp.	14,537	$579,590
South Jersey Industries, Inc.	24,842	560,932
		$1,140,522
Natural Gas - Pipeline – 1.0%
Plains GP Holdings LP	54,639	$513,607
Oil Services – 1.6%
ChampionX Corp. (a)	26,050	$566,067
Frank's International N.V. (a)	71,937	255,376
		$821,443
Other Banks & Diversified Financials – 21.3%
Air Lease Corp.	6,860	$336,140
Bank of Hawaii Corp.	6,207	555,464
Brookline Bancorp, Inc.	32,056	480,840
Cathay General Bancorp, Inc.	19,026	775,880
East West Bancorp, Inc.	6,995	516,231
Element Fleet Management Corp. (l)	47,013	514,386
Encore Capital Group, Inc. (a)	14,865	598,019
First Hawaiian, Inc.	24,078	659,015
Hanmi Financial Corp.	20,357	401,644
Lakeland Financial Corp.	7,280	503,703
Prosperity Bancshares, Inc.	7,722	578,301
Sandy Spring Bancorp, Inc.	6,246	271,264
Signature Bank	2,050	463,505
SLM Corp.	48,697	875,085
Textainer Group Holdings Ltd. (a)	26,329	754,326
UMB Financial Corp.	8,122	749,904
Umpqua Holdings Corp.	41,815	733,853
Wintrust Financial Corp.	6,851	519,306
Zions Bancorp NA	8,241	452,925
		$10,739,791
Pollution Control – 0.8%
U.S. Ecology, Inc. (a)	9,405	$391,624
Real Estate – 8.6%
Brixmor Property Group, Inc., REIT	17,888	$361,874
Broadstone Net Lease, Inc.	20,233	370,264
Douglas Emmett, Inc.	6,184	194,178
Empire State Realty Trust, REIT, “A”	36,463	405,833
Industrial Logistics Properties Trust, REIT	24,540	567,610
Lexington Realty Trust, REIT	39,463	438,434
Life Storage, Inc., REIT	4,616	396,745

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
National Storage Affiliates Trust, REIT	6,567	$262,220
Office Properties Income Trust, REIT	12,967	356,852
STAG Industrial, Inc., REIT	9,300	312,573
Two Harbors Investment Corp., REIT	93,453	685,011
		$4,351,594
Specialty Chemicals – 6.0%
Atotech, Ltd. (a)	17,843	$361,321
Avient Corp.	13,530	639,563
Axalta Coating Systems Ltd. (a)	7,772	229,896
Compass Minerals International, Inc.	6,702	420,349
Diversey Holdings Ltd. (a)	21,501	316,280
Ferro Corp. (a)	37,468	631,710
Univar Solutions, Inc. (a)	18,480	398,059
		$2,997,178
Specialty Stores – 2.4%
Urban Outfitters, Inc. (a)	17,724	$659,156
Zumiez, Inc. (a)	12,759	547,361
		$1,206,517
Trucking – 0.7%
Schneider National, Inc.	13,453	$335,921
Utilities - Electric Power – 2.6%
Black Hills Corp.	10,134	$676,647
Portland General Electric Co.	13,446	638,282
		$1,314,929
Total Common Stocks		$50,253,715
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 0.05% (v)	150,889	$150,889
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (j)	28,494	$28,494

Other Assets, Less Liabilities – (0.3)%		(127,495)
Net Assets – 100.0%		$50,305,603
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $150,889 and $50,282,209, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$50,253,715	$—	$—	$50,253,715
Mutual Funds	179,383	—	—	179,383
Total	$50,433,098	$—	$—	$50,433,098
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$497,322	$5,103,881	$5,450,314	$—	$—	$150,889

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$91	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.